Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of Inventories
	December 31,	December 31,
	2024	2023

Concentrates	$2,971	$1,769
Ore stockpiles	1,767	913
Spare parts and supplies	5,966	5,975
	$10,704	$8,657